Equity Method Investments - Schedule Of Equity Method Investment Summarized Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total operating revenues	$ 473,792	$ 406,481	$ 332,495
Operating income	405,346	352,922	319,665
Net income	54,878	(29,216)	1,313
Net income attributable to the investees	25,794	11,147	$ 651
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Total operating revenues	118,386	76,271
Operating income	53,116	24,250
Net income	53,357	24,034
Net income attributable to the investees	$ 26,472	$ 11,816